Dividends - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividends [Abstract]
Dividends on preferred shares	18	18
Common share dividends	200	352